INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Reconciliation of Adjusted Operating income to Net Income (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)
Reconciliation between adjusted operating income and net income
Adjusted operating income	$ 226.3	₽ 13,036,000,000	₽ 12,847,000,000	₽ 9,593,000,000
Less: share-based compensation expense	(72.8)	(4,193,000,000)	(3,422,000,000)	(2,718,000,000)
Add: interest income	50.5	2,909,000,000	2,863,000,000	3,037,000,000
Less : interest expense	(15.6)	(897,000,000)	(1,208,000,000)	(1,293,000,000)
Add: other income, net	(25.4)	(1,466,000,000)	(3,395,000,000)	2,259,000,000
Less: goodwill impairment		0	0	(576,000,000)
Less: operating losses resulting from sanctions in Ukraine	(7.0)	(404,000,000)
Less: amortization expenses of acquisition related intangible assets	(36.6)	(2,108,000,000)	(1,952,000,000)	(1,594,000,000)
Less: compensation expense related to contingent consideration	(3.5)	(203,000,000)	(245,000,000)	(291,000,000)
Less: provision for income taxes	(85.5)	(4,926,000,000)	(4,324,000,000)	(3,917,000,000)
Net income	150.3	8,656,000,000	6,783,000,000	9,679,000,000
Acquisition-related intangible assets
Reconciliation between adjusted operating income and net income
Less: amortization expenses of acquisition related intangible assets	(6.6)	(379,000,000)	(488,000,000)	(502,000,000)
Operating Segments
Reconciliation between adjusted operating income and net income
Adjusted operating income	$ 316.2	₽ 18,215,000,000	₽ 17,002,000,000	₽ 13,680,000,000